Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Total	Public Warrants	Private Placement Warrants	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Private Placement Warrants	Accumulated Deficit
Beginning Balance at Dec. 31, 2020	$ 24,474			$ 690	$ 24,310			$ (526)
Balance, shares at Dec. 31, 2020				6,900,000
Proceeds allocated to Public Warrants		$ 16,771,351	$ 7,270,000			$ 16,771,351	$ 7,270,000
Offering costs allocated to Warrants	(981,103)				(981,103)
Modification to Private Placement Warrants to qualify as liability			$ (6,000,476)				$ (6,000,476)
Net income (loss)	(2,632,760)							(2,632,760)
Remeasurement of common stock to redemption value	(31,621,284)				(17,084,082)			(14,537,202)
Ending Balance at Dec. 31, 2021	(17,169,798)			$ 690				(17,170,488)
Balance, shares at Dec. 31, 2021				6,900,000
Net income (loss)	1,217,736							1,217,736
Ending Balance at Mar. 31, 2022	(15,952,062)			$ 690				(15,952,752)
Balance, shares at Mar. 31, 2022				6,900,000
Beginning Balance at Dec. 31, 2021	(17,169,798)			$ 690				(17,170,488)
Balance, shares at Dec. 31, 2021				6,900,000
Reduction of deferred underwriter fees	2,898,000				2,898,000
Net income (loss)	4,832,848							4,832,848
Remeasurement of common stock to redemption value	(2,986,368)				(1,794,971)			(1,191,397)
Ending Balance at Dec. 31, 2022	(12,425,318)			$ 690	1,103,029			(13,529,037)
Balance, shares at Dec. 31, 2022				6,900,000
Net income (loss)	(921,752)							(921,752)
Remeasurement of common stock to redemption value	(579,858)				(579,858)
Ending Balance at Mar. 31, 2023	$ (13,926,928)			$ 690	$ 523,171			$ (14,450,789)
Balance, shares at Mar. 31, 2023				6,900,000